Label	Element	Value
TIAA-CREF Lifecycle 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Lifecycle 2010 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2017, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement will remain in place through September 30, 2020 and the expense reimbursement agreement will remain in place through September 30, 2018, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in 2010 or plan to retire within a few years of 2010.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately 37.00% of the Fund’s assets to equity Underlying Funds, 58.00% of its assets to fixed-income Underlying Funds and 5.00% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately 35.00% equity/60.00% fixed-income/5.00% direct real estate at some point from 2017 to 2020. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2018, which will change over time, are approximately as follows: U.S. Equity: 25.90%; International Equity: 11.10%; Fixed-Income: 39.60%; Short-Term Fixed-Income: 9.20%; Inflation-Protected Assets: 9.20%; and Direct Real Estate: 5.00%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, Emerging Markets Equity Fund and International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2017, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
Equity	41.86%	U.S. Equity	28.99%	• Growth & Income Fund	5.94%
				• Large-Cap Value Fund	5.43%
				• Large-Cap Growth Fund	5.20%
				• Enhanced Large-Cap Value Index Fund	4.86%
				• Enhanced Large-Cap Growth Index Fund	4.66%
				• Small-Cap Equity Fund	1.65%
				• Small/Mid-Cap Equity Fund	1.25%

		International Equity	12.87%	• Enhanced International Equity Index Fund	3.64%
				• International Equity Fund	2.75%
				• International Opportunities Fund	2.65%
				• Emerging Markets Equity Fund	2.08%
				• International Small-Cap Equity Fund	1.75%

Fixed-Income	56.08%	Fixed-Income	39.06%	• Bond Fund	20.26%
				• Bond Plus Fund	13.28%
				• High-Yield Fund	1.97%
				• Emerging Markets Debt Fund	1.86%
				• International Bond Fund	1.69%

		Short-Term Fixed-Income	8.97%	• Short-Term Bond Fund	8.97%

		Inflation- Protected Assets	8.05%	• Inflation-Linked Bond Fund	8.05%

Real Estate	2.06%	Direct Real Estate	2.06%	• TIAA-CREF Real Property Fund LP	2.06%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

Lifecycle Funds Glidepath as of June 30, 2018
Years to Target Retirement Date	US Equities	International Equities	Direct Real Estate	Fixed Income	Short Term Fixed Income	Inflation Protected Bonds
45	66.500%	28.500%	5.000%	0.000%	0.000%	0.000%
40	65.625%	28.125%	5.000%	1.250%	0.000%	0.000%
35	64.750%	27.750%	5.000%	2.500%	0.000%	0.000%
30	63.875%	27.375%	5.000%	3.750%	0.000%	0.000%
25	63.000%	27.000%	5.000%	5.000%	0.000%	0.000%
20	56.700%	24.300%	5.000%	14.000%	0.000%	0.000%
15	50.400%	21.600%	5.000%	23.000%	0.000%	0.000%
10	44.100%	18.900%	5.000%	28.000%	2.000%	2.000%
5	37.800%	16.200%	5.000%	33.000%	4.000%	4.000%
0	31.500%	13.500%	5.000%	38.000%	6.000%	6.000%
-5	28.000%	12.000%	5.000%	39.000%	8.000%	8.000%
-10	24.500%	10.500%	5.000%	40.000%	10.000%	10.000%
-15	24.500%	10.500%	5.000%	40.000%	10.000%	10.000%
-20	24.500%	10.500%	5.000%	40.000%	10.000%	10.000%
-25	24.500%	10.500%	5.000%	40.000%	10.000%	10.000%
-30	24.500%	10.500%	5.000%	40.000%	10.000%	10.000%

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2016, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	As of the close of business on December 31, 2016, the Lifecycle 2010 Fund Composite Index consisted of: 39.3% Bloomberg Barclays U.S. Aggregate Bond Index; 30.5% Russell 3000® Index; 13.0% MSCI All Country World Index ex USA; 8.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. For the composition of the composite benchmark prior to December 31, 2016, please refer to the non-summary portion of the Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)† Lifecycle 2010 Fund
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2017, was 6.26%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 10.87%, for the quarter ended June 30, 2009. Worst quarter: -11.04%, for the quarter ended December 31, 2008.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2017, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.04%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Previously, the Fund compared its performance to the Russell 3000® Index and the Bloomberg Barclays U.S. Aggregate Bond Index, instead of the S&P Target Date 2010 Index shown in the chart above. The returns of the S&P Target Date 2010 Index are more appropriate for comparison purposes because they reflect multi-asset class exposure for the same target date as the Fund.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs)
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Previously, the Fund compared its performance to the Russell 3000® Index and the Bloomberg Barclays U.S. Aggregate Bond Index, instead of the S&P Target Date 2010 Index shown in the chart above. The returns of the S&P Target Date 2010 Index are more appropriate for comparison purposes because they reflect multi-asset class exposure for the same target date as the Fund.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2016
TIAA-CREF Lifecycle 2010 Fund | S&P Target Date 2010 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.82%
5 Years	rr_AverageAnnualReturnYear05	5.75%
10 Years	rr_AverageAnnualReturnYear10	4.21%
TIAA-CREF Lifecycle 2010 Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
TIAA-CREF Lifecycle 2010 Fund | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
TIAA-CREF Lifecycle 2010 Fund | Lifecycle 2010 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.09%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.65%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.70%	[1]
TIAA-CREF Lifecycle 2010 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.50%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 592
1 Year	rr_AverageAnnualReturnYear01	6.20%
5 Years	rr_AverageAnnualReturnYear05	7.07%
10 Years	rr_AverageAnnualReturnYear10	4.85%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 2007
TIAA-CREF Lifecycle 2010 Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.10%	[6]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.58%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.46%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimate is for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
1 Year	rr_AverageAnnualReturnYear01	6.19%
5 Years	rr_AverageAnnualReturnYear05	6.83%	[5]
10 Years	rr_AverageAnnualReturnYear10	4.61%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2015
TIAA-CREF Lifecycle 2010 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	325
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 774
1 Year	rr_AverageAnnualReturnYear01	6.06%
5 Years	rr_AverageAnnualReturnYear05	6.90%
10 Years	rr_AverageAnnualReturnYear10	4.66%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
TIAA-CREF Lifecycle 2010 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.75%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 895
Annual Return 2007	rr_AnnualReturn2007	9.20%
Annual Return 2008	rr_AnnualReturn2008	(23.57%)
Annual Return 2009	rr_AnnualReturn2009	19.36%
Annual Return 2010	rr_AnnualReturn2010	11.53%
Annual Return 2011	rr_AnnualReturn2011	1.48%
Annual Return 2012	rr_AnnualReturn2012	12.27%
Annual Return 2013	rr_AnnualReturn2013	11.78%
Annual Return 2014	rr_AnnualReturn2014	4.38%
Annual Return 2015	rr_AnnualReturn2015	0.07%
Annual Return 2016	rr_AnnualReturn2016	5.98%
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	6.79%
10 Years	rr_AverageAnnualReturnYear10	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2004
TIAA-CREF Lifecycle 2010 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.85%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	3.59%
TIAA-CREF Lifecycle 2010 Fund | Retirement Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.79%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	3.31%

[1]	As of the close of business on December 31, 2016, the Lifecycle 2010 Fund Composite Index consisted of: 39.3% Bloomberg Barclays U.S. Aggregate Bond Index; 30.5% Russell 3000® Index; 13.0% MSCI All Country World Index ex USA; 8.6% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 8.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time. For the composition of the composite benchmark prior to December 31, 2016, please refer to the non-summary portion of the Prospectus.
[2]	"Acquired Fund fees and expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund fees and expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund's annual report.
[3]	Advisors has contractually agreed to waive the Fund's entire 0.10% Management fee. This waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. The Management Fee has been fully waived since the Fund's inception.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC ("Advisors"), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2018, unless changed with approval of the Board of Trustees.
[5]	The performance shown for the Premier, Institutional and Advisor classes that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier, Institutional and Advisor classes.
[6]	Estimate is for the current fiscal year.